Equity-Based Compensation (Details) - Vacasa Holdings LLC - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units reserved for issuance	430,947,000
Unit Appreciation Rights ("UARs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units reserved for issuance		427,819,000	318,609,000
Period for service-based vesting condition	4 years	4 years
Period for liquidity-based vesting condition	6 months	6 months
Awards Term	10 years	10 years
Total unrecognized equity-based compensation expense	$ 1.4	$ 0.6
Employee Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units remained available for issuance	35,323,602	25,958,026
Period for service-based vesting condition	4 years	4 years
Awards Term	3 years	3 years
Total unrecognized equity-based compensation expense	$ 19.7	$ 5.6
Weighted average period of recognition	3 years 2 months 12 days	2 years
Employee Equity Units | Vesting on the one year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting percentage	25.00%	25.00%
Employee Equity Units | Vesting for the remaining units monthly
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting percentage	0.02%	0.02%
2016 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units reserved for issuance				20,000,000
Common units remained available for issuance		6,655,486